Inventories - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Inventories
Current portion: - Consumables and supplies	$ 6,180	¥ 43,758	¥ 27,612
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	12,020	85,109	77,194
Total current and non-current inventories	18,200	128,867	104,806
Consumables and supplies
Inventories
Current portion: - Consumables and supplies	6,180	43,758	27,612
Processing costs capitalized in donated umbilical cord blood
Inventories
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	$ 12,020	¥ 85,109	¥ 77,194